Income Taxes (Narratives) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Accrued Income Taxes	$ 700,000	$ 6,100,000
Deferred Tax Liabilities Net	(44,127,000)	(35,293,000)
Unrecognized Tax Benefits that Would Impact Effective Tax Rate		600,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued		$ 100,000
Open Tax Years by Major Tax Jurisdiction	2008 through 2011